12 Intangible assets and goodwill (Details Narrative) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 13, 2019	Dec. 31, 2019	Mar. 29, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections		12.60%
Discount rate used in current estimate of value in use		12.60%		13.60%
Instituto Paraense De Educacao E Cultura Ltda. (IPEC) [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	100.00%
Purchase price	R$ 108,000
Cash on the acquisition date	R$ 54,000
Description of term installments payable	R$ 54,000 is payable in two equal instalments of R$ 27,000 payable annually from August 13, 2020 to August 13, 2021, and adjusted by the CDI rate.
Medcel Editora and CBB Web [Member]
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired		100.00%	100.00%
Goodwill [Member]
Disclosure of detailed information about intangible assets [line items]
Adjustments during the measurement period of the business combination		R$ 4,030
Description of key assumptions on which management has based cash flow projections		An increase of 1,000 basis points in management’s estimated discount rate applied to the cash flow projections of each CGU for the year ended December 31, 2019 (13.6% instead of 12.6%), would have not resulted in the recognition of an impairment of goodwill. The Company also performed sensitivity analisys for other kay assumptios like net revenues, inflation and cost of services. A decrease of 2,000 basis points on estimated net revenues, an increase of 2,000 basis points on estimated costs of services or as increase or decrease of 10,000 basis points on estimated inflation would have not resulted in the recognition of an impairment of goodwill.
Bottom of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				17.82%
Top of Range [Member]
Disclosure of detailed information about intangible assets [line items]
Discount rate applied to cash flow projections				23.60%